Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2016
Financial Highlights for Limited Partner Class

Charter Aspect

	2016	2015	2014
Per Unit Performance (for a unit outstanding throughout the year):*
Net realized and unrealized gains (losses)	$(1.33)	$2.69	$5.83
Net investment loss	(1.33)	(1.29)	(1.01)

Increase (decrease) for the year	(2.66)	1.40	4.82
Net asset value per Unit, beginning of year	22.49	21.09	16.27

Net asset value per Unit, end of year	$19.83	$22.49	$21.09

Ratios to Average Limited Partners’ Capital:
Net investment loss**	(6.2)%	(6.0)%	(6.2)%

Operating expenses before incentive fees	5.6%	5.5%	6.2%
Incentive fees	0.8%	0.5%	-%

Operating expenses after incentive fees	6.4%	6.0%	6.2%

Total return:
Total return before incentive fees	(11.0)%	7.1%	29.6%
Incentive fees	(0.8)%	(0.5)%	-%

Total return after incentive fees	(11.8)%	6.6%	29.6%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Financial Highlights for Limited Partner Class

Charter Campbell (Partnership in Liquidation)

	2016	2015	2014
Per Unit Performance (for a unit outstanding throughout the year):*
Net realized and unrealized gains (losses)	$(0.86)	$0.07	$2.85
Net investment loss	(0.62)	(0.71)	(0.67)

Increase (decrease) for the year	(1.48)	(0.64)	2.18
Net asset value per Unit, beginning of year	12.08	12.72	10.54

Net asset value per Unit, end of year	10.60 ***	12.08	12.72
Liquidation redemption per Unit at December 31, 2016	(10.60)	-	-

Ending net asset value per Unit	$-	$12.08	$12.72

Ratios to Average Limited Partners’ Capital:
Net investment loss**	(5.4)%	(5.6)%	(6.5)%

Operating expenses before incentive fees	5.6%	5.6%	6.6%
Incentive fees	-%	-%	-%

Operating expenses after incentive fees	5.6%	5.6%	6.6%

Total return:
Total return before incentive fees	(12.3)%	(5.0)%	20.7%
Incentive fees	-%	-%	-%

Total return after incentive fees	(12.3)%	(5.0)%	20.7%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.
***	Calculated based on pre-liquidation net asset value per Unit.

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Financial Highlights for Limited Partner Class

Charter WNT (Partnership in Liquidation)

	2016	2015	2014
Per Unit Performance (for a unit outstanding throughout the year):*
Net realized and unrealized gains (losses)	$0.49	$0.71	$3.42
Net investment loss	(0.76)	(1.05)	(1.10)

Increase (decrease) for the year	(0.27)	(0.34)	2.32
Net asset value per Unit, beginning of year	14.20	14.54	12.22

Net asset value per Unit, end of year	13.93 ***	14.20	14.54
Liquidation redemption per Unit at December 31, 2016	(13.93)	-	-

Ending net asset value per Unit	$-	$14.20	$14.54

Ratios to Average Limited Partners’ Capital:
Net investment loss**	(5.3)%	(7.2)%	(8.7)%

Operating expenses before incentive fees	5.5%	5.5%	6.2%
Incentive fees	-%	1.7%	2.5%

Operating expenses after incentive fees	5.5%	7.2%	8.7%

Total return:
Total return before incentive fees	(1.9)%	(0.6)%	21.6%
Incentive fees	-%	(1.7)%	(2.6)%

Total return after incentive fees	(1.9)%	(2.3)%	19.0%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.
***	Calculated based on pre-liquidation net asset value per Unit.